UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02482
Van Kampen Reserve Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Jerry W. Miller
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 5/31
Date of reporting period: 8/31/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Reserve Fund
Portfolio of Investments August 31, 2008 (Unaudited)

Par				Yield on
Amount				Date of	Amortized
(000)		Description	Maturity	Purchase	Cost

		Commercial Paper 43.6%
	$18,000	AIG Funding, Inc.	09/24/08	2.757%	$17,968,375
	15,000	American Express Credit Corp.	09/11/08	2.548	14,989,458
	13,000	American Express Credit Corp.	09/30/08	2.678	12,972,144
	2,000	Bank of America Corp.	09/22/08	2.405	1,997,200
	22,500	Bank of America Corp.	09/23/08	2.632	22,464,250
	8,000	Bank of America Corp.	10/22/08	2.850	7,968,153
	3,000	BNP Paribas, Inc.	12/23/08	2.900	2,972,946
	5,000	CBA (Delaware) Finance, Inc.	09/15/08	2.727	4,994,731
	23,000	Citigroup Funding, Inc.	10/29/08	2.946	22,891,613
	8,000	Citigroup Funding, Inc.	11/20/08	2.963	7,947,733
	7,500	General Electric Capital Corp.	09/22/08	2.481	7,489,281
	2,000	General Electric Capital Corp.	12/08/08	2.496	1,986,661
	2,000	General Electric Capital Corp.	10/24/08	2.510	1,992,609
	10,000	General Electric Capital Corp.	10/27/08	2.528	9,961,111
	3,000	General Electric Capital Corp.	12/30/08	2.752	2,972,800
	4,000	General Electric Capital Corp.	09/22/08	2.802	3,993,583
	15,000	HSBC Finance Corp.	09/15/08	2.458	14,985,708
	14,000	HSBC USA, Inc.	09/15/08	2.680	13,985,572
	9,000	ING America Insurance Corp.	09/10/08	2.768	8,993,813
	10,000	ING America Insurance Corp.	10/01/08	2.769	9,977,083
	13,500	ING America Insurance Corp.	12/05/08	2.781	13,401,675
	20,000	JPMorgan Chase & Co.	10/15/08	2.639	19,935,956
	5,000	Swedbank AB	09/25/08	2.826	4,990,667
	10,000	Swedbank AB	10/31/08	3.008	9,950,250
	8,000	Swedbank AB	11/14/08	3.047	7,950,667
	8,000	Swedbank Mortgage AB	10/29/08	3.072	7,960,689
	10,000	Toyota Motor Credit Corp.	09/24/08	2.597	9,983,517
	6,700	UBS Finance (Delaware) LLC	09/12/08	2.753	6,694,442
	20,000	UBS Finance (Delaware) LLC	10/31/08	2.795	19,907,500

Van Kampen Reserve Fund
Portfolio of Investments August 31, 2008 (Unaudited) continued

Par				Yield on
Amount				Date of	Amortized
(000)		Description	Maturity	Purchase	Cost

		Commercial Paper (continued)
	$3,000	UBS Finance (Delaware) LLC	09/30/08	2.921%	$2,992,992

		Total Commercial Paper 43.6%			297,273,179
$

		Certificates of Deposit 26.7%
	5,000	Banca Intesa Banca	11/25/08	2.820	5,000,000
	10,000	Banco Bilbao Vizcaya	12/12/08	2.900	10,004,519
	10,000	Bank of Scotland PLC	09/05/08	2.895	10,000,005
	7,000	Barclays Bank PLC	11/21/08	2.950	7,000,000
	5,000	Barclays Bank PLC	11/24/08	3.050	5,000,000
	25,000	Branch Banking & Trust	11/25/08	2.760	25,000,000
	5,000	Branch Banking & Trust	02/05/09	3.190	5,000,000
	5,400	Chase Bank USA	10/23/08	2.640	5,399,999
	7,000	Natixis	11/12/08	2.920	7,000,000
	3,000	Royal Bank of Scotland Group PLC	02/23/09	3.150	2,999,757
	5,000	Royal Bank of Scotland Group PLC	12/08/08	3.180	5,000,000
	5,000	Skandinaviska Enskilda Banken AB	10/31/08	2.750	5,000,000
	10,000	Societe Generale	10/30/08	2.830	10,000,000
	5,000	Societe Generale	10/10/08	2.850	5,000,000
	16,000	SunTrust Banks, Inc.	11/17/08	2.900	16,000,000
	18,000	Union Bank of California, NA	09/30/08	2.770	18,000,000
	18,000	Wachovia Bank, NA	10/16/08	2.800	18,000,000
	22,500	Wells Fargo & Co.	11/25/08	2.700	22,500,000
$
		Total Certificates of Deposit 26.7%			181,904,280
$

Van Kampen Reserve Fund
Portfolio of Investments August 31, 2008 (Unaudited) continued

Par				Yield on
Amount				Date of	Amortized
(000)		Description	Maturity	Purchase	Cost

		Repurchase Agreements 12.9%
		Banc of America Securities ($57,775,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.09%, dated 08/29/08, to be sold on 09/02/08 at $57,788,417)			$57,775,000

		Citigroup Global Markets, Inc. ($30,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 08/29/08, to be sold on 09/02/08 at $30,007,000)			30,000,000

		Total Repurchase Agreements 12.9%			87,775,000

		Government Agency Obligations 12.2%
	10,000	Federal Home Loan Bank	10/24/08	2.050	10,036,208
	10,000	Federal Home Loan Bank	10/03/08	2.212	10,000,000
	10,000	Federal Home Loan Bank	09/26/08	2.462	9,982,986
	10,000	Federal Home Loan Bank	09/30/08	2.463	9,980,264
	15,000	Federal Home Loan Bank	11/21/08	2.586	14,913,262
	15,000	Federal Home Loan Mortgage Corp.	09/29/08	2.080	14,975,967
	13,000	Federal National Mortgage Association	10/27/08	2.419	12,951,467

		Total Government Agency Obligations 12.2%			82,840,154

		Floating Rate Notes 4.5%
	5,000	Bank of Nova Scotia	05/06/09	3.198*	5,000,000
	4,000	Barclays Bank PLC	05/20/09	2.921*	4,000,000
	8,000	Barclays Bank PLC	07/20/09	3.066*	8,000,000
	4,000	Barclays Bank PLC	06/09/09	3.127*	4,000,000
	5,000	Deutsche Bank, AG	01/21/09	3.011*	5,000,000

Van Kampen Reserve Fund
Portfolio of Investments August 31, 2008 (Unaudited) continued

Par				Yield on
Amount				Date of		Amortized
(000)		Description	Maturity	Purchase		Cost

		Floating Rate Notes (continued)
	$5,000	Wachovia Bank, NA	02/04/09	3.001*	%	$5,000,000

		Total Floating Rate Notes 4.5%				31,000,000

Total Investments 99.9% (a)						$680,792,613

Other Assets in Excess of Liabilities 0.1%						573,190

Net Assets 100.0%						$681,365,803

Percentages are calculated as a percentage of net assets.
*	Yield in effect as of August 31, 2008.

(a)	At August 31, 2008, cost is identical for both book and federal income tax purposes.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$ - 0 -
Level 2 - Other Significant Observable Inputs	680,792,613
Level 3 - Significant Unobservable Inputs	- 0 -

Total	$680,792,613
Security Valuation Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund
By:	/s/ Jerry W. Miller
	Name:	Jerry W. Miller
	Title:	Principal Executive Officer
Date: October 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry W. Miller
	Name:	Jerry W. Miller
	Title:	Principal Executive Officer
Date: October 23, 2008

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
Date: October 23, 2008